STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Summary of non-vested shares

2017 Stock Incentive Plan	Shares of Common Stock	Weighted Average Fair Value
Authorized Shares	4,500,000	$–

Balance – December 31, 2020	1,504,500	$0.30
Awarded and issued	2,043,288	0.30
Vested	(3,547,788)	–
Forfeited	–	–
Balance at December 31, 2021	–	0.30
Awarded and issued	–	–
Vested	–	–
Forfeited	–	–
Balance at December 31, 2022	–	$0.30

Unvested common shares - December 31, 2022	–

2019 Stock Incentive Plan	Shares of Common Stock	Weighted Average Fair Value
Authorized Shares	5,000,000	$–

Balance - December 31, 2020	780,000	$0.30
Awarded and issued	2,200,000	0.30
Vested	(2,980,000)	–
Forfeited	–	–
Balance at December 31, 2021	–	0.30
Awarded and issued	100,000	–
Vested	(100,000)	–
Forfeited	–	–
Balance at December 31, 2022	–	$0.30

Unvested common shares - December 31, 2022	–

2022 Stock Incentive Plan	Shares of Common Stock	Weighted Average Fair Value
Authorized Shares	20,000,000	$–

Balance at December 31, 2021	–	$–
Awarded	14,300,000	0.006146
Vested	–	–
Forfeited	–	–
Balance at December 31, 2022	14,300,000	$–

Unvested common shares - December 31, 2022	14,300,000

Summary of warrant activity

	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2020	3,043,397	$0.01229	3.4 Years
Issued	–	–
Expired/Forfeited	(175,000)	0.20
Outstanding at December 31, 2021	2,868,397	$0.01229	2.4 Years
Issued	–	–
Exercised	–	–
Expired/Forfeited	–	–
Outstanding at December 31, 2022	2,868,397	$0.00084	1.4 Years